Shareholder Report, Line Graph (Details) - USD ($)								12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Jan. 14, 2021	Aug. 31, 2020	Sep. 30, 2019	Aug. 31, 2025
Overlay Shares Core Bond ETF
Account Value [Line Items]
Line Graph and Table Measure Name								Overlay Shares Core Bond ETF NAV
Accumulated Value	$ 10,550	$ 9,562	$ 9,623	$ 11,264		$ 10,922	$ 10,000	$ 10,808
Overlay Shares Foreign Equity ETF
Account Value [Line Items]
Line Graph and Table Measure Name								Overlay Shares Foreign Equity ETF NAV
Accumulated Value	12,824	10,586	9,506	11,978		9,997	10,000	$ 14,667
Overlay Shares Hedged Large Cap Equity ETF
Account Value [Line Items]
Line Graph and Table Measure Name								Overlay Shares Hedged Large Cap Equity ETF NAV
Accumulated Value	13,521	11,327	10,251	11,589	$ 10,000			$ 15,515
Overlay Shares Large Cap Equity ETF
Account Value [Line Items]
Line Graph and Table Measure Name								Overlay Shares Large Cap Equity ETF NAV
Accumulated Value	21,294	16,349	14,071	16,462		12,162	10,000	$ 24,406
Overlay Shares Municipal Bond ETF
Account Value [Line Items]
Line Graph and Table Measure Name								Overlay Shares Municipal Bond ETF NAV
Accumulated Value	11,114	10,286	10,018	11,260		10,590	10,000	$ 11,032
Overlay Shares Short Term Bond ETF
Account Value [Line Items]
Line Graph and Table Measure Name								Overlay Shares Short Term Bond ETF NAV
Accumulated Value	10,667	9,590	9,328	10,295	10,000			$ 11,178
Overlay Shares Small Cap Equity ETF
Account Value [Line Items]
Line Graph and Table Measure Name								Overlay Shares Small Cap Equity ETF NAV
Accumulated Value	16,689	13,889	13,134	15,507		9,807	10,000	$ 17,092
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg US Aggregate Bond Index
Accumulated Value	10,033	9,351	9,464	10,695		10,704	10,000	$ 10,348
MSCI AC WORLD INDEX ex USA Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI AC WORLD INDEX ex USA Net (USD)
Accumulated Value	14,036	11,874	10,612	13,186		10,560	10,000	$ 16,201
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500 TR
Accumulated Value	15,733	12,375	10,673	12,023	10,000			$ 18,232
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500 TR
Accumulated Value	20,545	16,160	13,937	15,700		11,970	10,000	$ 23,807
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,033	9,351	9,464	10,695		10,704	10,000	$ 10,348
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg Municipal Bond Index
Accumulated Value	10,608	9,999	9,832	10,760		10,407	10,000	$ 10,616
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Accumulated Value	9,399	8,760	8,866	10,020	10,000			$ 9,694
Bloomberg U.S. Corporate 1-5 years Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Corporate 1-5 years Index
Accumulated Value	10,417	9,643	9,430	10,052	$ 10,000			$ 11,009
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500 TR
Accumulated Value	20,545	16,160	13,937	15,700		11,970	10,000	$ 23,807
S&P SmallCap 600 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P SmallCap 600 TR
Accumulated Value	$ 16,121	$ 13,742	$ 13,022	$ 14,818		$ 9,624	$ 10,000	$ 16,687